Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	15.50%	14.10%	14.80%	14.00%
Deduction, amount			$ 8
Forecast
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate					15.50%